UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1.  Schedule of Investments.

CARNE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2012 (Unaudited)

		Security
	Shares	Description			Value
Common Stock (a) - 100.7%
Consumer Discretionary - 19.8%
	35,475	Apollo Group, Inc., Class A (b)			$964,920
	7,540	Best Buy Co., Inc.			136,399
	23,043	Discovery Communications, Inc., Class A (b)			1,166,667
	64,276	GameStop Corp., Class A			1,029,701
	77,842	Gannett Co., Inc.			1,098,351
	63,797	Newell Rubbermaid, Inc.			1,126,017
	7,218	Ralph Lauren Corp.			1,041,846
	20,052	Scripps Networks Interactive, Inc., Class A			1,079,800
	114,993	The Interpublic Group of Cos., Inc.			1,134,981
	24,191	Viacom, Inc., Class B			1,129,962
					9,908,644
Consumer Staples - 2.2%
	8,538	Lorillard, Inc.			1,098,328

Financial - 13.6%
	21,360	CME Group, Inc.			1,113,070
	52,377	Federated Investors, Inc., Class B			1,053,301
	50,044	Leucadia National Corp.			1,084,954
	31,645	Moody's Corp.			1,282,572
	45,006	NYSE Euronext			1,146,753
	50,410	The NASDAQ OMX Group, Inc.			1,144,307
					6,824,957
Healthcare - 11.0%
	29,074	AmerisourceBergen Corp.			1,154,238
	41,095	Coventry Health Care, Inc.			1,369,696
	32,341	Forest Laboratories, Inc. (b)			1,085,041
	15,088	Humana, Inc.			929,421
	18,497	WellPoint, Inc.			985,705
					5,524,101
Industrials - 20.3%
	2,604	Engility Holdings, Inc. (b)			38,011
	17,499	General Dynamics Corp.			1,110,136
	22,191	Illinois Tool Works, Inc.			1,205,859
	21,330	Joy Global, Inc.			1,107,880
	15,621	L-3 Communications Holdings, Inc.			1,107,373
	13,269	Lockheed Martin Corp.			1,184,524
	18,211	Northrop Grumman Corp.			1,205,568
	11,986	Parker Hannafin Corp.			962,715
	20,614	Raytheon Co.			1,143,665
	93,084	SAIC, Inc.			1,076,982
					10,142,713
Information Technology - 29.2%
	19,132	Accenture PLC, Class A			1,153,660
	1,952	Apple, Inc. (b)			1,192,204
	24,143	BMC Software, Inc. (b)			956,063
	42,835	CA, Inc.			1,031,038
	88,323	Dell, Inc. (b)			1,049,277
	1,990	Google, Inc., Class A (b)			1,259,610
	27,827	Harris Corp.			1,158,995
	57,376	Hewlett-Packard Co.			1,046,538
	43,366	Intel Corp.			1,114,506
	23,641	KLA-Tencor Corp.			1,203,563
	37,830	Microsoft Corp.			1,114,850
	31,293	SanDisk Corp. (b)			1,287,081
	8,126	Visa, Inc., Class A			1,048,823
					14,616,208
Materials - 4.6%
	5,980	CF Industries Holdings, Inc.			1,170,645
	34,098	Freeport-McMoRan Copper & Gold, Inc.			1,148,080
					2,318,725
Total Common Stock
(Cost $48,747,627)					50,433,676
Total Investments in Securities - 100.7%
(Cost $48,747,627)*					$50,433,676

		Security	Strike	Exp.
	Contracts	Description	Price	Date	Value
Written Options - (0.9)%
Call Options Written - (0.9)%
	(110)	S&P 500 Index	$1,380.00	08/12	(106,150)
	(20)	S&P 500 Index	1,350.00	08/12	(58,000)
	(145)	S&P 500 Index	1,375.00	08/12	(256,650)
	(100)	S&P 500 Index	1,440.00	09/12	(46,500)
Total Call Options Written
(Premiums Received $(371,678))					(467,300)
Total Written Options - (0.9)%
(Premiums Received $(371,678))*					$(467,300)
Other Assets & Liabilities, Net – 0.2%					125,072
Net Assets – 100.0%					$50,091,448

PLC	Public Limited Company
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation					$4,446,294
Gross Unrealized Depreciation					(2,855,867)
Net Unrealized Appreciation					$1,590,427

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of July 31, 2012.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$50,433,676	$(467,300)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$50,433,676	$(467,300)

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at period end.

The Level 1 inputs displayed in the Investments in Securities column of this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended July 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2012 (Unaudited)

		Security
	Shares	Description	Value
Common Stock - 99.9%
Consumer Discretionary - 13.5%
	8,000	Bravo Brio Restaurant Group, Inc. (a)	$144,560
	78,500	Callaway Golf Company	430,965
	4,500	Coinstar, Inc. (a)	213,705
	18,000	Roundy's, Inc.	172,800
	8,500	Sotheby's	249,475
			1,211,505
Drugs/Pharmaceutical Preparations - 15.2%
	20,200	Auxilium Pharmaceuticals, Inc. (a)	544,188
	7,400	Cubist Pharmaceuticals, Inc. (a)	318,644
	22,000	Emergent BioSolutions Inc. (a)	321,420
	5,160	Forest Laboratories, Inc. (a)	173,118
			1,357,370
Energy - 3.3%
	13,600	Superior Energy Services, Inc. (a)	294,712

Financials - 17.7%
	20,000	First Commonwealth Financial Corp.	140,200
	12,000	HomeStreet, Inc. (a)	439,920
	23,300	KKR & Co. L.P.	325,967
	40,000	MetroCorp Bancshares, Inc. (a)	413,600
	11,300	Weyerhaeuser Company (REIT)	263,855
			1,583,542
Health Care Services - 9.7%
	70,200	BioScrip, Inc. (a)	446,472
	15,200	PAREXEL International Corp. (a)	418,304
			864,776
Industrials - 2.1%
	7,300	Textron Inc.	190,165

Medical Products - 17.5%
	55,500	Boston Scientific Corp. (a)	286,935
	25,400	Hologic, Inc. (a)	470,408
	9,875	Illumina, Inc. (a)	409,516
	11,800	Thoratec Corporation (a)	404,858
			1,571,717
Technology - 16.6%
	9,600	Akamai Technologies, Inc. (a)	337,728
	22,600	Omnicell, Inc. (a)	294,930
	5,800	OpenTable, Inc. (a)	210,888
	13,700	Shutterfly, Inc. (a)	449,771
	21,800	Take-Two Interactive Software, Inc. (a)	191,404
			1,484,721
Telecommunications - 4.3%
	25,400	Cablevision Systems Corp., Class A	389,636

Total Common Stock
(Cost $8,626,168)			8,948,144
Total Investments - 99.9%
(Cost $8,626,168)*			$8,948,144
Other Assets & Liabilities, Net – 0.1%			7,544
Net Assets – 100.0%			$8,955,688

L.P.	Limited Partnership
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation			$993,753
Gross Unrealized Depreciation			(671,777)
Net Unrealized Appreciation			$321,976

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$8,948,144
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$8,948,144

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended July 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	September 12, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	September 12, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 12, 2012